Cover	12 Months Ended
Mar. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	true
Document Financial Statement Restatement Recovery Analysis [Flag]	true
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Mar. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	CCSC Technology International Holdings Limited
Entity Central Index Key	0001931717
Entity File Number	001-41919
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	1301-03
Entity Address, Address Line Two	13/f Shatin Galleria
Entity Address, Address Line Three	18-24 Shan Mei StFotan
Entity Address, City or Town	Shatin
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
Entity Listings [Line Items]
Title of 12(b) Security	Class A Ordinary Shares
Trading Symbol	CCTG
Security Exchange Name	NASDAQ
Class A Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	6,581,250
Class B Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	5,000,000
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Chee Hui Law
Contact Personnel Email Address	chlaw@ccsc-interconnect.com
Entity Address, Address Line One	1301-03
Entity Address, Address Line Two	13/f Shatin Galleria
Entity Address, Address Line Three	18-24 Shan Mei StFotan
Entity Address, City or Town	Shatin
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
Entity Phone Fax Numbers [Line Items]
City Area Code	00852
Local Phone Number	26870272